Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2025
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
WCM Mid Cap Quality Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Mid Cap Quality Value Fund

Investor Class Shares – WMIDX

Institutional Class Shares – WCMAX

Class Y Shares – WMVYX

A series of Investment Managers Series Trust

Supplement dated May 15, 2025, to the

Prospectus dated April 30, 2025.

Effective immediately, the “Average Annual Total Returns” table under the heading entitled “Performance” beginning on page 64 of the Prospectus is deleted in its entirety and is replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
WCM Mid Cap Quality Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.81%
Since Inception	rr_AverageAnnualReturnSinceInception	17.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WMIDX
1 Year	rr_AverageAnnualReturnYear01	9.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCMAX
1 Year	rr_AverageAnnualReturnYear01	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.93%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2022	[1]
WCM Mid Cap Quality Value Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2022	[1]
WCM Mid Cap Quality Value Fund | Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WMVYX
1 Year	rr_AverageAnnualReturnYear01	9.75%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2024	[2]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Class Y shares commenced operations on November 29, 2024. The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in Institutional Class shares and Class Y shares expenses. Institutional Class shares impose higher expenses than Class Y shares.